Shareholders’ Equity	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Ordinary Shares
Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the Company's board of directors and declared by the shareholders. As of September 30, 2022, the Company has not declared any dividends.
On February 12, 2021, the Company completed an underwritten public offering of 14,285,715 ADSs, which included the full exercise by the underwriters to purchase an additional 2,142,857 ADSs, at a public offering price of $7.00 per ADS. Aggregate net proceeds to the Company, after deducting underwriting discounts and offering expenses, were $106.9 million.
In November 2021, pursuant to the Blackstone Securities Purchase Agreement, the Company sold 17,985,611 ADSs representing 17,985,611 ordinary shares, in a private placement price at a price of $5.56 per ADS to Blackstone resulting in gross proceeds of $100 million. The Company received aggregate net proceeds of $98.0 million, after deducting issuance expenses.
At September 30, 2022, 54,669 ordinary shares underlying restricted stock unit awards have vested, however, these restricted stock unit awards have not been issued and, as such are not included in the calculation of the Company's outstanding shares at September 30, 2022.
Open Market Sale Agreement
In September 2020, the Company entered into a Sale Agreement ("Sale Agreement") with Jefferies LLC "Jefferies, under which the Company may, at its option, offer and sell ADSs having an aggregate offering price of up to $100 million from time to time through Jefferies, acting as sales agent. Any such sales made through Jefferies can be made by any method that is deemed an “at-the-market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), or in other transactions pursuant to an effective shelf registration statement on Form F-3. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds of any sales of ADSs sold pursuant to the Sales Agreement. During the three and nine months ended September 30, 2021, the Company issued an aggregate of 3,787,972 ADSs under the Sale Agreement for net proceeds, after deducting underwriting discounts and offering expenses of $29.6 million. There were no similar sales in 2022.
As of September 30, 2022, $69.1 million worth of ADSs remained available for sale under the “at the market” equity offering program.